SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Purchase and Selling Transactions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Polysilicon [Member]
Purchasing And Selling Inventory [Line Items]
Sell			$ 12,962,514
Solar wafer [Member]
Purchasing And Selling Inventory [Line Items]
Sell	7,459,649	1,126,939
Purchase			62,506,786
Solar cell [Member]
Purchasing And Selling Inventory [Line Items]
Sell		2,409,196	1,078,520
Purchase	26,887,923	6,562,641
Solar module [Member]
Purchasing And Selling Inventory [Line Items]
Sell	1,148,789
Purchase		$ 12,523,974